Investment Property	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Investment Property
16.	INVESTMENT PROPERTY
The changes in investment property (including in “other
non-financial
assets” – see note 18) during the fiscal years ended on December 31, 2019 and 2018 are as follow:

	12/31/2019
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year (1)
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Rented properties	161,755	50	3		22,942	1	1,809	24,750	137,008
Other investment properties	535,793	50	318,742	238,273	21,067		7,458	28,525	587,737

Total investment property (2)	697,548		318,745	238,273	44,009	1	9,267	53,275	724,745

	12/31/2018
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Rented properties		50	161,755		22,751		191	22,942	138,813
Other investment properties	2,060,961	50	793,250	2,318,418	84,331	75,805	12,349	20,875	514,918

Total investment property (2)	2,060,961		955,005	2,318,418	107,082	75,805	12,540	43,817	653,731

(1)	The amounts disclosed do not differ significantly from the fair value.
(2)	During fiscal years 2019 and 2018, this item observed transfers to and from investment property and/or non-current assets held for sale.